Consolidated statement of financial position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 322,189,000	$ 186,621,000
Cash management assets	16,594,000	37,966,000
Due from brokers		95,226,000
Other assets	31,954,000	13,263,000
Due from settlement of capital provision assets	32,552,000	54,358,000
Capital provision assets	2,176,124,000	2,045,329,000
Equity securities		31,396,000
Property, plant and equipment	14,593,000	20,184,000
Intangible asset		8,703,000
Goodwill	134,032,000	133,999,000
Deferred tax asset	256,000	24,939,000
Total assets	2,728,294,000	2,651,984,000
Liabilities
Financial liabilities at fair value through profit or loss		91,493,000
Due to brokers		51,401,000
Loan interest payable	9,556,000	9,462,000
Other liabilities	66,099,000	51,430,000
Loan capital	667,814,000	655,880,000
Capital provision asset subparticipations	14,107,000	13,944,000
Third-party interests in consolidated entities	248,581,000	235,720,000
Deferred tax liability	22,325,000	9,662,000
Total liabilities	1,028,482,000	1,118,992,000
Total net assets	1,699,812,000	1,532,992,000
Shareholders’ equity
Share capital	612,219,000	609,954,000
Reserves attributable to owners	1,087,593,000	923,038,000
Total shareholders’ equity	$ 1,699,812,000	$ 1,532,992,000